Condensed Unconsolidated Financial Information - Summary of Deferred Income Tax charged to Income (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 51,316,526	$ 49,836,904	$ 42,114,410
Deferred tax liabilities	(280,607,930)	(342,728,917)	(308,667,135)
Total Deferred income tax liabilities	(229,291,404)	(292,892,013)	(266,552,725)
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	23,533,897	22,003,693	20,696,371
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,545,122	6,453,592
Accounts payable and investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(17,923,933)		(8,280,460)
Other receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(60,402,707)	(51,803,977)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(246,016,904)	(279,594,390)	(247,196,754)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(16,667,093)	(2,731,820)	$ (1,385,944)
Loma Negra C.I.A.S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21,408,246	15,959,410
Deferred tax liabilities	(259,574,803)	(321,279,270)
Total Deferred income tax liabilities	(238,166,558)	(305,319,860)
Loma Negra C.I.A.S.A. [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,823,820	14,365,654
Loma Negra C.I.A.S.A. [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,584,426	1,593,756
Loma Negra C.I.A.S.A. [member] | Accounts payable and investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(17,923,933)
Loma Negra C.I.A.S.A. [member] | Other receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(60,402,707)
Loma Negra C.I.A.S.A. [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(238,728,247)	(256,749,345)
Loma Negra C.I.A.S.A. [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (2,922,623)	$ (4,127,218)